Other Income and Other Expense - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Write-down on OREO	$ 0	$ 694,207	$ 276,400